Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 1,375,976	¥ 1,206,839	¥ 1,117,826
Foreign exchange gains (losses)—net	[1]	(40,536)	(185,963)	(19,390)
Trading account gains (losses)—net	[2]	102,749	803,383	390,260
Investment gains (losses)—net:
Debt securities	[3]	(74,307)	(4,538)	(6,446)
Equity securities	[3]	1,035,589	(181,948)	1,010,288
Equity in earnings (losses) of equity method investees—net	[3]	75,152	28,233	19,791
Gains on disposal of premises and equipment		17,372	71,862	10,128
Other noninterest income	[2],[4]	326,113	265,045	221,273
Total noninterest income		2,818,108	2,002,912	2,743,729
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[3]	17,372	71,862	10,128
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[3]	(40,536)	(185,963)	(19,390)
Securities-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	306,811	262,916	246,865
Deposits-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	15,446	16,018	15,591
Lending-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2],[6]	299,353	252,267	232,626
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	105,124	102,349	106,762
Asset management business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	136,475	126,684	115,504
Trust-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	169,243	145,298	136,800
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	40,727	40,663	38,329
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	50,742	46,629	43,791
Fees for other customer services
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	¥ 252,054	¥ 214,016	¥ 181,558

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[6]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.